Equity instrument income (Tables)	12 Months Ended
Dec. 31, 2024
Equity Instrument Income
Schedule of breakdown of the balance income equity instruments

Thousand of Reais	2024	2023	2022

Equity instruments classified as:
Financial Assets Measured At Fair Value Through Profit Or Loss	31,626	18,658	33,985
Financial Assets Measured At Fair Value Through Other Comprehensive Income	52,021	3,521	4,088
Total	83,647	22,179	38,073